Quarterly Holdings Report
for

Fidelity® U.S. Low Volatility Equity Fund

July 31, 2021

USL-QTLY-0921
1.9896231.101

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 1.6%
HKT Trust/HKT Ltd. unit	745,626	$1,013,210
Liberty Global PLC Class C (a)	106,800	2,868,648
Verizon Communications, Inc.	39,300	2,192,154
		6,074,012
Entertainment - 2.9%
Activision Blizzard, Inc.	33,497	2,801,019
Electronic Arts, Inc.	19,454	2,800,598
Netflix, Inc. (a)	4,795	2,481,748
Zynga, Inc. (a)	259,500	2,620,950
		10,704,315
Interactive Media & Services - 2.1%
Alphabet, Inc. Class A (a)	1,531	4,125,325
Facebook, Inc. Class A (a)	10,785	3,842,696
		7,968,021
Media - 1.6%
Charter Communications, Inc. Class A (a)	4,300	3,199,415
Comcast Corp. Class A	49,700	2,923,851
		6,123,266
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc. (a)	28,676	4,129,918

TOTAL COMMUNICATION SERVICES		34,999,532

CONSUMER DISCRETIONARY - 9.9%
Diversified Consumer Services - 0.9%
Service Corp. International	51,620	3,225,734
Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza, Inc.	6,700	3,520,783
Household Durables - 2.7%
D.R. Horton, Inc.	34,646	3,306,268
Lennar Corp. Class A	32,514	3,418,847
NVR, Inc. (a)	657	3,431,248
		10,156,363
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	950	3,161,211
Multiline Retail - 2.9%
Dollar General Corp.	15,807	3,677,340
Dollar Tree, Inc. (a)	29,820	2,975,738
Target Corp.	16,200	4,229,010
		10,882,088
Specialty Retail - 1.6%
Murphy U.S.A., Inc.	18,900	2,787,939
TJX Companies, Inc.	46,108	3,172,691
		5,960,630

TOTAL CONSUMER DISCRETIONARY		36,906,809

CONSUMER STAPLES - 10.5%
Beverages - 2.2%
Keurig Dr. Pepper, Inc.	72,950	2,568,570
Monster Beverage Corp. (a)	35,962	3,391,936
The Coca-Cola Co.	43,253	2,466,719
		8,427,225
Food & Staples Retailing - 3.2%
BJ's Wholesale Club Holdings, Inc. (a)	83,393	4,223,022
Costco Wholesale Corp.	7,367	3,165,747
Grocery Outlet Holding Corp. (a)(b)	53,215	1,762,481
Performance Food Group Co. (a)	22,495	1,030,721
U.S. Foods Holding Corp. (a)	50,394	1,730,530
		11,912,501
Food Products - 2.4%
Conagra Brands, Inc.	60,092	2,012,481
Lamb Weston Holdings, Inc.	26,733	1,784,962
Mondelez International, Inc.	45,013	2,847,522
Nestle SA (Reg. S)	18,335	2,321,755
		8,966,720
Household Products - 2.7%
Kimberly-Clark Corp.	16,851	2,287,018
Procter & Gamble Co.	19,286	2,743,048
Reynolds Consumer Products, Inc.	79,700	2,267,465
The Clorox Co.	15,200	2,749,528
		10,047,059

TOTAL CONSUMER STAPLES		39,353,505

FINANCIALS - 10.7%
Capital Markets - 3.4%
Cboe Global Markets, Inc.	26,100	3,092,067
Intercontinental Exchange, Inc.	24,301	2,911,989
NASDAQ, Inc.	21,660	4,044,572
Virtu Financial, Inc. Class A	102,900	2,648,646
		12,697,274
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	10,348	2,879,745
Insurance - 6.5%
Allstate Corp.	20,285	2,638,064
Assurant, Inc.	16,626	2,623,749
Axis Capital Holdings Ltd.	42,635	2,168,842
Brown & Brown, Inc.	63,334	3,445,370
Chubb Ltd.	16,599	2,800,915
Marsh & McLennan Companies, Inc.	18,716	2,755,370
Old Republic International Corp.	102,022	2,515,863
The Travelers Companies, Inc.	16,761	2,496,048
Tokio Marine Holdings, Inc.	36,141	1,722,519
Willis Towers Watson PLC	7,086	1,460,283
		24,627,023

TOTAL FINANCIALS		40,204,042

HEALTH CARE - 15.7%
Biotechnology - 4.1%
AbbVie, Inc.	22,900	2,663,270
Amgen, Inc.	9,417	2,274,582
Blueprint Medicines Corp. (a)	13,600	1,195,032
Regeneron Pharmaceuticals, Inc. (a)	5,354	3,076,462
Seagen, Inc. (a)	12,300	1,886,697
United Therapeutics Corp. (a)	11,400	2,074,002
Vertex Pharmaceuticals, Inc. (a)	10,572	2,131,104
		15,301,149
Health Care Equipment & Supplies - 2.6%
Becton, Dickinson & Co.	10,385	2,655,964
Danaher Corp.	14,355	4,270,469
Masimo Corp. (a)	9,768	2,660,706
		9,587,139
Health Care Providers & Services - 2.2%
Humana, Inc.	6,376	2,715,283
Premier, Inc.	66,245	2,360,972
UnitedHealth Group, Inc.	7,591	3,129,162
		8,205,417
Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc. Class A (a)	4,500	3,327,795
Thermo Fisher Scientific, Inc.	6,412	3,462,544
		6,790,339
Pharmaceuticals - 5.0%
AstraZeneca PLC (United Kingdom)	21,231	2,439,652
Bristol-Myers Squibb Co.	39,698	2,694,303
Eli Lilly & Co.	16,556	4,031,386
Jazz Pharmaceuticals PLC (a)	11,211	1,900,489
Recordati SpA	44,204	2,736,162
Roche Holding AG (participation certificate)	6,768	2,614,561
Sanofi SA sponsored ADR	45,300	2,335,668
		18,752,221

TOTAL HEALTH CARE		58,636,265

INDUSTRIALS - 12.0%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	5,861	2,178,358
Northrop Grumman Corp.	6,378	2,315,342
		4,493,700
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	25,900	2,309,503
Expeditors International of Washington, Inc.	26,500	3,398,625
United Parcel Service, Inc. Class B	13,200	2,525,952
		8,234,080
Commercial Services & Supplies - 1.7%
Waste Connection, Inc. (United States)	25,450	3,224,261
Waste Management, Inc.	20,306	3,010,568
		6,234,829
Industrial Conglomerates - 0.9%
Roper Technologies, Inc.	6,700	3,291,978
Machinery - 0.8%
IDEX Corp.	13,797	3,127,642
Professional Services - 2.3%
Booz Allen Hamilton Holding Corp. Class A	31,288	2,684,823
FTI Consulting, Inc. (a)	21,900	3,190,830
Verisk Analytics, Inc.	14,364	2,728,298
		8,603,951
Road & Rail - 2.9%
Knight-Swift Transportation Holdings, Inc. Class A	51,800	2,573,942
Landstar System, Inc.	20,168	3,166,376
Old Dominion Freight Lines, Inc.	10,700	2,879,905
Schneider National, Inc. Class B	100,515	2,255,557
		10,875,780

TOTAL INDUSTRIALS		44,861,960

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	54,600	3,023,202
F5 Networks, Inc. (a)	11,660	2,407,907
Juniper Networks, Inc.	47,202	1,328,264
		6,759,373
Electronic Equipment & Components - 1.7%
Keyence Corp.	5,167	2,883,186
Keysight Technologies, Inc. (a)	21,298	3,504,586
		6,387,772
IT Services - 7.3%
Accenture PLC Class A	11,637	3,696,842
Akamai Technologies, Inc. (a)	20,611	2,471,671
Amdocs Ltd.	24,200	1,866,062
Fidelity National Information Services, Inc.	15,968	2,380,030
Fiserv, Inc. (a)	19,710	2,268,818
Jack Henry & Associates, Inc.	4,300	748,587
MasterCard, Inc. Class A	7,531	2,906,514
Maximus, Inc.	29,957	2,666,173
OBIC Co. Ltd.	14,700	2,575,398
VeriSign, Inc. (a)	12,600	2,726,262
Visa, Inc. Class A	12,194	3,004,480
		27,310,837
Software - 6.3%
Adobe, Inc. (a)	6,408	3,983,405
Black Knight, Inc. (a)	35,293	2,922,613
Citrix Systems, Inc.	23,300	2,347,475
Microsoft Corp.	15,656	4,460,548
NortonLifeLock, Inc.	107,200	2,660,704
Salesforce.com, Inc. (a)	12,243	2,961,949
SAP SE sponsored ADR	12,100	1,739,012
Zoom Video Communications, Inc. Class A (a)	7,100	2,684,510
		23,760,216

TOTAL INFORMATION TECHNOLOGY		64,218,198

MATERIALS - 4.9%
Chemicals - 0.6%
Balchem Corp.	15,100	2,036,839
Containers & Packaging - 1.3%
Aptargroup, Inc.	20,066	2,586,909
Silgan Holdings, Inc.	59,800	2,423,096
		5,010,005
Metals & Mining - 3.0%
Agnico Eagle Mines Ltd. (Canada)	35,448	2,293,209
Barrick Gold Corp. (Canada)	119,776	2,607,499
Newmont Corp.	52,872	3,321,419
Royal Gold, Inc.	25,142	3,055,256
		11,277,383

TOTAL MATERIALS		18,324,227

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities, Inc.	14,033	2,825,404
American Tower Corp.	10,884	3,077,995
CoreSite Realty Corp.	21,300	2,943,873
CubeSmart	67,444	3,349,269
Equinix, Inc.	3,957	3,246,362
UDR, Inc.	47,340	2,603,227
		18,046,130
UTILITIES - 4.8%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	30,900	2,722,908
Evergy, Inc.	35,581	2,320,593
NextEra Energy, Inc.	37,088	2,889,155
Portland General Electric Co.	30,102	1,471,988
PPL Corp.	66,211	1,878,406
		11,283,050
Multi-Utilities - 1.1%
Dominion Energy, Inc.	37,389	2,799,314
NiSource, Inc.	52,100	1,290,517
		4,089,831
Water Utilities - 0.7%
American Water Works Co., Inc.	16,000	2,721,760

TOTAL UTILITIES		18,094,641

TOTAL COMMON STOCKS
(Cost $301,426,844)		373,645,309

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.06% (c)	1,333,399	1,333,665
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	1,376,412	1,376,550
TOTAL MONEY MARKET FUNDS
(Cost $2,710,215)		2,710,215
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $304,137,059)		376,355,524
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,329,779)
NET ASSETS - 100%		$375,025,745

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$130
Fidelity Securities Lending Cash Central Fund	372
Total	$502

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$854,004	$9,234,731	$8,755,070	$--	$--	$1,333,665	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,665,825	12,399,446	12,688,721	--	--	1,376,550	0.0%
Total	$2,519,829	$21,634,177	$21,443,791	$--	$--	$2,710,215

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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